Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Lease rent expense	$ 774	$ 827	$ 658